Expense Example	Oct. 27, 2025 USD ($)
Leverage Shares 2X Long MP Daily ETF | Leverage Shares 2X Long MP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long LULU Daily ETF | Leverage Shares 2X Long LULU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CRSP Daily ETF | Leverage Shares 2X Long CRSP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long TER Daily ETF | Leverage Shares 2X Long TER Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BMNR Daily ETF | Leverage Shares 2X Long BMNR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NBIS Daily ETF | Leverage Shares 2X Long NBIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ISRG Daily ETF | Leverage Shares 2X Long ISRG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242